General and Summary of Significant Accounting Policies - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2012 Flood	Mar. 31, 2012 Flood Losses on damaged inventories	Mar. 31, 2012 Flood Loss on damaged property, plant and equipment	Mar. 31, 2013 Flood Selling, general and administrative expenses	Mar. 31, 2012 Flood Selling, general and administrative expenses	Mar. 31, 2013 Change in depreciation method	Mar. 31, 2011 Adjustment resulting from change in fiscal year-end of a subsidiary
Significant Accounting Policies [Line Items]
Retained earnings increased (decreased)																						¥ 6,023
Noncontrolling interests increased (decreased)																						1,658
Goodwill, impairment loss													0	0	0
Carrying amount of goodwill	11,439				10,296								11,439	10,296
Depreciation expense decreased (increased)													(442,318)	(335,536)	(345,105)						56,300
Net income attributable to Honda Motor Co., Ltd. increased (decreased)	170,508	160,732	120,368	122,499	75,752	77,441	82,233	131,723	71,594	47,662	60,429	31,797	574,107	367,149	211,482						35,746
Basic net income attributable to Honda Motor Co., Ltd. per common share increased (decreased) (in yen per share)	¥ 94.61	¥ 89.18	¥ 66.79	¥ 67.97	¥ 42.03	¥ 42.97	¥ 45.63	¥ 73.09	¥ 39.72	¥ 26.45	¥ 33.53	¥ 17.64	¥ 318.54	¥ 203.71	¥ 117.34						¥ 19.83
Advertising expenses													297,514	254,016	195,284
Weighted average number of common shares outstanding (in shares)													1,802,294,383	1,802,298,819	1,802,300,720
Cost of sales, SG&A and R&D expenses													11,092,170	9,333,137	7,716,731	23,420
Cost of sales													8,761,083	7,345,162	5,919,633	10,680	7,330
Selling, general and administrative expenses													1,696,957	1,427,705	1,277,280	12,740		7,654
Insurance recoveries included in selling, general and administrative expenses																			¥ 16,278	¥ 21,725